Finance Lease Receivables	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
Finance Lease Receivables
Finance Lease Receivables
A. Re-acquisition of Solomon Power Station
On Aug. 1, 2017, the Corporation received notice of FMG’s intention to repurchase the Solomon Power Station from TEC Pipe, a wholly owned subsidiary of the Corporation, for approximately US$335 million. FMG completed its acquisition of the Solomon Power Station on Nov. 1, 2017 and TEC Pipe received US$325 million as consideration. FMG has held back the balance from the purchase price. It is the Corporation’s view that this should not be held back and the Corporation is taking action to recover all, or a significant portion of, this amount from FMG.

B. Amounts Receivable
Amounts receivable under the Corporation’s finance leases, associated with the Fort Saskatchewan cogeneration facility and the Poplar Creek cogeneration facility, and in 2016 the Solomon Power Station, are as follows:

As at Dec. 31	2017		2016
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
Within one year	68	66	124	119
Second to fifth years inclusive	110	82	376	291
More than five years	140	126	637	311
	318	274	1,137	721
Less: unearned finance lease income	44	—	592	—
Add: unguaranteed residual value	—	—	233	57
Total finance lease receivables	274	274	778	778

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 12)	59		59
Long-term portion of finance lease receivables	215		719
	274		778